SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

                    PERSPECTIVE FIXED AND VARIABLE ANNUITY(R)

                               JNL(R) SERIES TRUST

On pages 37, 41, 45, 48, 51 and 54 of the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio
Management section should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.


This Supplement is dated August 31, 2000.


(To be used with Form No. VC3656 Rev. 09/00.)

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

               PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY(R)

                               JNL(R) SERIES TRUST

On pages 32, 35, 38, 41, 44 and 47 of the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio
Management section should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.




This Supplement is dated August 31, 2000.


(To be used with Form No. VC3657 Rev. 05/00.)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

               PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITYSM

                               JNL(R) SERIES TRUST

On pages 31, 34 and 37of the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.



This Supplement is dated August 31, 2000.


(To be used with Form No. VC3723 Rev. 05/00.)

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                 PERSPECTIVE FIXED AND VARIABLE ANNUITY(R) (NY)

                               JNL(R) SERIES TRUST

On pages 36, 39, 43, 47, 50 and 53 of the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio
Management section should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.


This Supplement is dated August 31, 2000.


(To be used with Form No. NV3174 Rev. 05/00.)

                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 2000

             PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY(R) (NY)

                               JNL(R) SERIES TRUST

On pages 32, 35, 38, 41, 44 and 47 of the prospectus for the JNL Series Trust dated May 1, 2000, as amended September 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.


This Supplement is dated August 31, 2000.


(To be used with Form No. NV3784 Rev. 09/00.)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

                               JNL(R) SERIES TRUST

On pages 62, 66, 70, 73, 76, 80, 85, 89, 93, 96, 99,  103,  107,  110 and 113 of
the prospectus for the JNL Series Trust dated May 1, 2000, the second paragraph of the Sub-Adviser and Portfolio Management section should be deleted and replaced in its entirety with the following paragraph:

David M. Blitzer and Robert D. Jaramillo share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Jaramillo has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since May 1999. Since joining Standard & Poor's in May 1998, Mr. Jaramillo has provided analytical support for Standard & Poor's mutual fund advisory products. Prior to 1998, Mr. Jaramillo worked as an analyst for The Boston Company Asset Management, Inc. Mr. Jaramillo has had responsibility for the day-to-day management of the Series since August 2000.



This Supplement is dated August 31, 2000.